Cost of sales (Tables)	12 Months Ended
Dec. 31, 2022
Cost of sales.
Schedule of cost of sales

	For the year ended 31 December
	2022	2021	2020
	USD	USD	USD
Captain costs	47,526,803	30,670,626	18,396,481
Captain bonuses	1,017,424	878,924	947,522
Captain deductions	(522,189)	(624,155)	(529,974)
Tolls and fines	714,285	424,584	382,604
	48,736,323	31,349,979	19,196,633